Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 91,595	$ 72,178
Less: Accumulated depreciation	(82,664)	(63,801)
Property and equipment, net	8,931	8,377
Office Equipment and Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	74,694	57,360
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 16,901	$ 14,818